Loans and advances to customers (Tables) - Loans and advances - Customers	12 Months Ended
Dec. 31, 2022
Financial assets
Schedule of financial assets

	12/31/2021	12/31/2022

Financial assets at fair value through profit or loss	10,000	19,207
Financial assets at fair value through other comprehensive income	4,056	946
Financial assets at amortized cost	736,997	797,716
	751,053	817,869
Of which:
Before allowance for impairment losses	772,088	839,521
Allowance for impairment losses	(21,035)	(21,652)
	751,053	817,869

Schedule of detail by classification of loans and advances to customers

	12/31/2021	12/31/2022

By loan type:
Commercial, financial and industrial loans	344,684	362,069
Public sector loans	85,189	84,583
Mortgage loans	189,854	205,242
Reverse repurchase agreements	10,000	19,207
Installment loans to individuals -
Revolving consumer credit card loans	52,089	63,782
Non-revolving consumer loans	67,619	83,435
Impaired loans	22,653	21,203
	772,088	839,521
By borrower sector:
Public sector	85,256	84,583
Individuals	326,117	374,707
Communications and transportation	35,756	34,757
Construction	37,232	30,864
Manufacturing	52,176	53,302
Services	123,078	137,525
Tourism	18,278	20,840
Other sectors	94,195	102,943
	772,088	839,521
By geographical area:
Mexico	772,088	839,521
	772,088	839,521
By interest rate:
Fixed rate	359,178	332,396
Floating rate	412,910	507,125
	772,088	839,521

Schedule of gross carrying amount of the financial assets

The following is a breakdown of the gross carrying amount of Loans and advances to customers – Financial assets at amortized cost as of December 31, 2021:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at fair value through other comprehensive income	4,063	—	4,063	—	4,063
Of which:
Commercial, financial and industrial loans	4,063	—	4,063	—	4,063

Financial assets at amortized cost	698,089	37,283	735,372	22,653	758,025
Of which:
Commercial, financial and industrial loans	322,835	17,786	340,621	9,870	350,491
Public sector loans	83,788	1,401	85,189	67	85,256
Mortgage loans	178,822	11,032	189,854	9,725	199,579
Installment loans to individuals -	112,644	7,064	119,708	2,991	122,699
Revolving consumer credit card loans	48,556	3,533	52,089	1,328	53,417
Non-revolving consumer loans	64,088	3,531	67,619	1,663	69,282

(*) As of December 31, 2021, there were no POCI financial assets.

The following is a breakdown of the gross carrying amount Loans and advances to customers – Financial assets at amortized cost and Loans and advances to customers – Financial assets at fair value through other comprehensive income as of December 31, 2022:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at fair value through other comprehensive income	946	—	946	—	946
Of which:
Commercial, financial and industrial loans	946	—	946	—	946

Financial assets at amortized cost	752,073	46,092	798,165	21,203	819,368
Of which:
Commercial, financial and industrial loans	339,283	21,840	361,123	5,587	366,710
Public sector loans	84,583	—	84,583	—	84,583
Mortgage loans	193,339	11,903	205,242	11,867	217,109
Installment loans to individuals -	134,868	12,349	147,217	3,749	150,966
Revolving consumer credit card loans	58,196	5,586	63,782	1,175	64,957
Non-revolving consumer loans	76,672	6,763	83,435	2,574	86,009

(*) As of December 31, 2022, there were no POCI financial assets.

Schedule of financial assets at amortized cost between stages

The following is a breakdown of the transfers of Loans and advances to customers – Financial assets at amortized cost between stages as of December 31, 2021:

	Gross carrying amount
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2021	620,543	70,531	21,909	712,983
Transfers:
Transfer from Stage 1 to Stage 2	(13,356)	13,356	—	—
Transfer from Stage 1 to Stage 3	(6,050)	—	6,050	—
Transfer from Stage 2 to Stage 3	—	(7,787)	7,787	—
Transfer from Stage 2 to Stage 1	20,699	(20,699)	—	—
Transfer from Stage 3 to Stage 2	—	2,013	(2,013)	—
Transfer from Stage 3 to Stage 1	1,102	—	(1,102)	—

Remaining in same Stage	(44,490)	(4,783)	19,608	(29,665)
Financial assets derecognized during the period other than write-offs	(274,147)	(17,278)	(3,311)	(294,736)
Originated financial assets	412,352	—	—	412,352
Write-offs	—	—	(26,477)	(26,477)
Other movements	(18,564)	1,930	202	(16,432)
As of December 31, 2021	698,089	37,283	22,653	758,025

The following is a breakdown of the transfers of Loans and advances to customers – Financial assets at amortized cost between stages as of December 31, 2022:

	Gross carrying amount
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2022	698,089	37,283	22,653	758,025
Transfers:
Transfer from Stage 1 to Stage 2	(23,492)	23,492	—	—
Transfer from Stage 1 to Stage 3	(6,921)		6,921	—
Transfer from Stage 2 to Stage 3	—	(6,508)	6,508	—
Transfer from Stage 2 to Stage 1	6,169	(6,169)	—	—
Transfer from Stage 3 to Stage 2	—	5,390	(5,390)	—
Transfer from Stage 3 to Stage 1	907	—	(907)	—

Remaining in same Stage (*)	(48,693)	(2,221)	13,515	(37,399)
Financial assets derecognized during the period other than write-offs	(202,136)	(5,204)	(2,985)	(210,325)
Originated financial assets	327,309	—	—	327,309
Write-offs	—	—	(19,169)	(19,169)
Other movements	841	29	57	927
As of December 31, 2022	752,073	46,092	21,203	819,368

(*) Includes mainly payments of principal and accrued interest.

Schedule of changes in the allowance for impairment losses

	2020	2021	2022

Beginning balance as of January 1	(21,970)	(25,551)	(21,035)

Impairment losses on financial assets at amortized cost (*)	(25,184)	(21,949)	(19,782)
Impairment losses on financial assets at fair value through other comprehensive income	—	(7)	—
Write-offs	21,590	26,477	19,169
Others	13	(5)	(4)
Balance at year-end	(25,551)	(21,035)	(21,652)

Of which:
By geographical location of risk:
Mexico	(25,551)	(21,035)	(21,652)

(*)

The amount of Impairment losses on financial assets at amortized cost presented in the consolidated income statement is net of recoveries of loans previously written-off and recovery expenses in the amount of 3,453 million pesos in 2020, 2,720 million pesos in 2021 and 3,699 million pesos in 2022.

Schedule of breakdown of the allowance for impairment losses included the post-model adjustments or overlay

The post-model adjustments or overlays recognized within the allowance for impairment losses as of December 31, 2020, are as follows:

	Allowance for impairment losses
	IFRS 9 Model	Macroeconomic overlay	Impairment overlay	Total	Total Overlay to IFRS 9 Model

Financial assets at amortized cost	(24,093)	(613)	(845)	(25,551)	6%
Of which:
Commercial, financial and industrial loans	(7,757)	(558)	(572)	(8,887)	15%
Public sector loans	(14)	(1)	—	(15)	7%
Mortgage loans	(4,108)	30	—	(4,078)	(1)%
Installment loans to individuals -	(12,214)	(84)	(273)	(12,571)	3%
Revolving consumer credit card loans	(6,010)	(67)	(273)	(6,350)	6%
Non-revolving consumer loans	(6,204)	(17)	—	(6,221)	0%

Schedule of allowance for impairment losses and write-offs

The following is a breakdown of the allowance for impairment losses and the write-offs as of December 31, 2021:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Write-offs

Financial assets at fair value through other comprehensive income
Of which:
Commercial, financial and industrial loans	(7)	—	—	(7)	—

Financial assets at amortized cost	(5,764)	(5,149)	(10,115)	(21,028)	(26,477)
Of which:
Commercial, financial and industrial loans	(1,715)	(1,509)	(4,899)	(8,123)	(9,259)
Public sector loans	(66)	—	(58)	(124)	—
Mortgage loans	(640)	(991)	(2,873)	(4,504)	(1,572)
Installment loans to individuals -	(3,343)	(2,649)	(2,285)	(8,277)	(15,646)
Revolving consumer credit card loans	(1,498)	(1,338)	(1,016)	(3,852)	(8,396)
Non-revolving consumer loans	(1,845)	(1,311)	(1,269)	(4,425)	(7,250)

The following is a breakdown of the allowance for impairment losses and the write-offs as of December 31, 2022:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Write-offs

Financial assets at amortized cost	(7,013)	(6,541)	(8,098)	(21,652)	(19,169)
Of which:
Commercial, financial and industrial loans	(1,377)	(1,385)	(2,769)	(5,531)	(5,130)
Public sector loans	(38)	—	—	(38)	—
Mortgage loans	(676)	(809)	(2,749)	(4,234)	(2,894)
Installment loans to individuals -	(4,922)	(4,347)	(2,580)	(11,849)	(11,145)
Revolving consumer credit card loans	(2,020)	(2,060)	(780)	(4,860)	(5,670)
Non-revolving consumer loans	(2,902)	(2,287)	(1,800)	(6,989)	(5,475)

Schedule of transfers of allowance for impairment losses of financial assets

The following is a breakdown of the transfers of the allowance for impairment losses of Loans and advances to customers between stages as of December 31, 2021:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total

Beginning balance as of January 1	6,215	8,902	10,434	25,551

As of January 1, 2021
Transfers:
Transfer from Stage 1 to Stage 2	(346)	2,211	—	1,865
Transfer from Stage 1 to Stage 3	(183)	—	2,977	2,794
Transfer from Stage 2 to Stage 3	—	(712)	2,636	1,924
Transfer from Stage 2 to Stage 1	387	(1,976)	—	(1,589)
Transfer from Stage 3 to Stage 2	—	332	(443)	(111)
Transfer from Stage 3 to Stage 1	34	—	(113)	(79)

Financial assets derecognized during the period other than write-offs	(906)	1,087	2,930	3,111
Contracts remaining at the same stage	(1,986)	(4,767)	17,921	11,168
Write-offs	—	—	(26,477)	(26,477)
Originated financial assets	2,741	—	—	2,741
Foreign exchange and other movements	(185)	72	250	137

As of December 31, 2021	5,771	5,149	10,115	21,035

The following is a breakdown of the transfers of the allowance for impairment losses of Loans and advances to customers between stages as of December 31, 2022:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total

Beginning balance as of January 1	5,771	5,149	10,115	21,035

As of January 1, 2022
Transfers:
Transfer from Stage 1 to Stage 2	(511)	3,409	—	2,898
Transfer from Stage 1 to Stage 3	(257)	—	2,800	2,543
Transfer from Stage 2 to Stage 3	—	(980)	1,620	640
Transfer from Stage 2 to Stage 1	90	(527)	—	(437)
Transfer from Stage 3 to Stage 2	—	277	(1,570)	(1,293)
Transfer from Stage 3 to Stage 1	20	—	(87)	(67)

Financial assets derecognized during the period other than write-offs	(1,203)	(534)	9,807	8,070
Contracts remaining at the same stage	(121)	(282)	4,582	4,179
Write-offs	—	—	(19,169)	(19,169)
Originated financial assets	3,185	—	—	3,185
Foreign exchange and other movements	39	29	—	68

As of December 31, 2022	7,013	6,541	8,098	21,652

Schedule of changes in financial assets considered to be impaired

	2020	2021	2022

Beginning balance	17,952	21,909	22,653
Additions	37,216	32,526	27,001
Transfers to performing loans	(11,669)	(5,305)	(9,282)
Written-off loans	(21,590)	(26,477)	(19,169)
Balance at year-end	21,909	22,653	21,203

Schedule of financial assets between no past due and past due

The breakdown between no past due and past due as of December 31, 2021 of the balance of Loans and advances to customers – Financial assets at amortized cost that are considered to be credit-impaired is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	6,689	1,434	676	808	330	9,937
Mortgage loans	2,194	1,764	965	751	4,051	9,725
Installment loans to individuals
Of which:
Revolving consumer credit card loans	451	877	—	—	—	1,328
Non-revolving consumer loans	414	1,243	5	1	—	1,663
	9,748	5,318	1,646	1,560	4,381	22,653

The breakdown between no past due and past due as of December 31, 2022 of the balance of Loans and advances to customers – Financial assets at amortized cost that are considered to be credit-impaired, is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	3,691	1,470	156	46	224	5,587
Mortgage loans	5,793	1,705	669	581	3,119	11,867
Installment loans to individuals
Of which:
Revolving consumer credit card loans	614	561	—	—	—	1,175
Non-revolving consumer loans	1,086	1,487	1	—	—	2,574
	11,184	5,223	826	627	3,343	21,203

Schedule of renegotiated loans

	For the Year Ended 12/31/2020				For the Year Ended 12/31/2021				For the Year Ended 12/31/2022
	Performing loans				Performing loans				Performing loans
	Due to				Due to				Due to
	Concerns				Concerns				Concerns
	About				About				About
	Current or				Current or				Current or
	Potential	Due to			Potential	Due to			Potential	Due to
	Credit	Other	Impaired		Credit	Other	Impaired		Credit	Other	Impaired
	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total

Commercial, financial and industrial loans	2,158	—	912	3,070	5,918	—	4,299	10,217	7,978	—	2,549	10,527
Mortgage loans	356	—	329	685	217	—	356	573	159	—	157	316
Installment loans to individuals	1,627	—	272	1,899	380	—	1,183	1,563	977	—	510	1,487
	4,141	—	1,513	5,654	6,515	—	5,838	12,353	9,114	—	3,216	12,330
Percentage	73%	—	27%	100%	53%	—	47%	100%	74%	—	26%	100%

Schedule of gains/(losses) on modification of financial assets (net) recognized in the consolidated income statement

2020

Commercial, financial and industrial loans	(605)
Mortgage loans	(224)
Installment loans to individuals -
Non-revolving consumer loans	(914)
(1,743)

Schedule of maximum exposure to credit risk by class of financial assets

		12/31/2021
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	290,365	195,268	95,097	26,919	68,178	—	—	—
Financial assets at fair value through other comprehensive income	390,974	390,974	—	—	—	—	—	—
Financial assets at amortized cost:	758,025	222,505	535,520	—	—	90,584	200,815	15,039
Of which:
Loans and advances to credit institutions	—	—	—	—	—	—	—	—
Loans and advances to customers	758,025	222,505	535,520	—	—	90,584	200,815	15,039
Commercial, financial and industrial loans	350,491	88,047	262,444	—	—	53,290	21,136	15,039
Public sector loans	85,256	27,762	57,494	—	—	34,763	—	—
Mortgage loans	199,579	2,290	197,289	—	—	2,501	161,422	—
Installment loans to individuals:
Revolving consumer credit card loans	53,417	53,417	—	—	—	—	—	—
Non-revolving consumer loans	69,282	50,989	18,293	—	—	30	18,257	—
Debt instruments	—	—	—	—	—	—	—	—
Guarantees and loan commitments	91,329	91,329	—	—	—	—	—	—
	1,530,693	900,076	630,617	26,919	68,178	90,584	200,815	15,039
(1)	Correspond to loans and advances to customers and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and advances to customers are secured by multiple credit enhancements.
(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

		12/31/2022
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	359,065	208,265	150,800	26,861	123,939	—	—	—
Financial assets at fair value through other comprehensive income	313,906	313,906	—	—	—	—	—	—
Financial assets at amortized cost:	—	—	—	—	—	15,391	319,879	3,290
Of which:
Loans and advances to credit institutions	—	—	—	—	—	—	—	—
Loans and advances to customers	—	—	—	—	—	15,391	319,879	3,290
Commercial, financial and industrial loans	366,710	86,996	279,714	—	—	11,617	86,858	3,155
Public sector loans	84,583	21,785	62,798	—	—	—	-	—
Mortgage loans	217,109	2,586	214,523	—	—	—	—	—
Installment loans to individuals:
Revolving consumer credit card loans	64,957	64,957	—	—	—	—	—	—
Non-revolving consumer loans	86,009	60,359	25,650	—	—	3,774	233,021	135
Debt instruments	—	—	—	—	—	—	—	—
Guarantees and loan commitments	—	—	—	—	—	—	—	—
	672,971	522,171	150,800	26,861	123,939	15,391	319,879	3,290
(1)	Correspond to loans and advances to customers and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and advances to customers are secured by multiple credit enhancements.
(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

Schedule of internal rating scale and mapping with external ratings

Equivalence with
Standard &
Internal Rating	Poor’s	Moody’s

9.3	Aaa	AAA
9.2	Aa1	AA+
9.0	Aa2	AA
8.6	Aa3	AA-
8.1	A1	A+
7.7	A2	A
7.3	A3	A-
6.7	Baa1	BBB+
6.1	Baa2	BBB
5.6	Baa3	BBB-
5.0	Ba1	BB+
4.4	Ba2	BB
3.9	Ba3	BB-
3.3	B1	B+
2.7	B2	B
2.2	B3	B-
1.6	Caa1	CCC
1.0	Ca	CC

Schedule of rating categories for commercial loans, mortgage loans, installment loans

Rating	Equivalence

A-1	Minimum Risk (Solid)
A-2	Low Risk (Outstanding)
B-1	Normal Risk (Good)
B-2	Normal Risk
B-3	Satisfactory
C-1	Normal Risk (Adequate)
C-2	Medium Risk (Weak)
D	High Risk (Poor)
E	Probable Loss

External credit grades
Financial assets
Schedule of credit risk exposure

	12/31/2021
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SME)	42,503	4,625	1,280	1,216	2,216	1,140	626	1,784	494	—	55,884
Mortgage loans	142,698	7,628	6,759	14,994	2,071	5,031	5,815	5,297	3,548	—	193,841
Revolving consumer credit card loans	15,144	19,831	6,711	1,939	1,419	2,653	2,260	2,388	1,061	—	53,406
Non-revolving consumer loans	25,365	5,316	18,785	7,352	3,599	2,262	2,135	889	2,701	—	68,404
	225,710	37,400	33,535	25,501	9,305	11,086	10,836	10,358	7,804	—	371,535

Financial instruments not recognized in the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	45,805	9,709	1,938	832	592	656	505	257	134	—	60,428
Guarantees	66	—	—	—	—	—	—	—	—	—	66
Loan commitments	—	—	—	—	—	—	—	—	—	—	—
	45,871	9,709	1,938	832	592	656	505	257	134	—	60,494
	271,581	47,109	35,473	26,333	9,897	11,742	11,341	10,615	7,938	—	432,029

	12/31/2022
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SME)	31,683	10,255	1,668	835	2,694	1,096	697	1,809	506	—	51,243
Mortgage loans	173,202	10,483	5,998	3,667	1,233	3,806	6,172	4,795	1,452	—	210,808
Revolving consumer credit card loans	18,487	24,566	8,026	2,325	1,691	2,890	2,643	2,817	904	—	64,349
Non-revolving consumer loans	33,280	5,470	24,082	9,212	3,685	2,474	2,419	1,141	2,993	—	84,756
	256,652	50,774	39,774	16,039	9,303	10,266	11,931	10,562	5,855	—	411,156

Financial instruments not recognized in the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	54,908	11,316	2,196	1,072	682	738	658	342	177	—	72,089
Guarantees	—	—	—	—	—	—	—	—	—	—	—
Loan commitments	64	32	4	—	—	—	7	—	—	—	107
	54,972	11,348	2,200	1,072	682	738	665	342	177	—	72,196
	311,624	62,122	41,974	17,111	9,985	11,004	12,596	10,904	6,032	—	483,352

Internal credit grades
Financial assets
Schedule of credit risk exposure

	12/31/2021
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SME)	—	—	—	—	—	1,623	11,593	31,990	39,440	72,625	79,781	25,216	8,934	5,643	2,361	386	1,041	118	101	14,391	295,243
Public sector loans	—	—	—	—	—	—	9,069	20,912	4,877	7,600	37,876	4,862	—	—	67	—	—	—	—	—	85,263
	—	—	—	—	—	1,623	20,662	52,902	44,317	80,225	117,657	30,078	8,934	5,643	2,428	386	1,041	118	101	14,391	380,506

Financial instruments not recognized in the consolidated balance sheet:
Guarantees	518	—	—	2,940	14,668	3,521	8,066	13,690	7,372	2,621	1,744	72	878	4	—	—	—	—	—	829	56,923
Loan commitments	—	—	—	1	863	186	29	297	3,795	10,579	6,352	826	3	1,021	62	—	23	—	—	494	24,531
	518	—	—	2,941	15,531	3,707	8,095	13,987	11,167	13,200	8,096	898	881	1,025	62	—	23	—	—	1,323	81,454
	518	—	—	2,941	15,531	5,330	28,757	66,889	55,484	93,425	125,753	30,976	9,815	6,668	2,490	386	1,064	118	101	15,714	461,960

	12/31/2022
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SME)	—	—	—	—	17	8,898	46,807	42,193	44,885	69,468	48,240	19,490	7,577	6,688	7,152	1,237	1,079	195	588	9,825	314,339
Public sector loans	—	—	—	—	—	—	13,995	18,495	9,296	3,673	34,351	1,761	3,013	—	—	—	—	—	—	—	84,584
	—	—	—	—	17	8,898	60,802	60,688	54,181	73,141	82,591	21,251	10,590	6,688	7,152	1,237	1,079	195	588	9,825	398,923

Financial instruments not recognized in the consolidated balance sheet:
Guarantees	493	—	—	2,738	16,668	12,789	10,067	16,796	6,529	3,046	1,194	4,020	—	—	—	500	3	—	—	475	75,318
Loan commitments	—	—	—	38	1,078	415	1,229	8,754	7,488	3,519	1,667	1,430	164	60	674	15	—	2	623	503	27,659
	493	—	—	2,776	17,746	13,204	11,296	25,550	14,017	6,565	2,861	5,450	164	60	674	515	3	2	623	978	102,977
	493	—	—	2,776	17,763	22,102	72,098	86,238	68,198	79,706	85,452	26,701	10,754	6,748	7,826	1,752	1,082	197	1,211	10,803	501,900